Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Reconciliation of DAC (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Unamortized balance at beginning of period		$ 407.2	$ 202.8	$ 0.0	$ 202.8
Deferral of acquisition costs		134.0	134.4	215.4	239.9
Adjustments for realized (gains) losses		(6.0)	(0.9)	(1.6)	(4.6)
Amortization — excluding unlocking		(1.6)	(13.1)	(9.9)	(30.9)
Amortization — impact of unlocking		(0.9)	(1.2)	(1.1)	0.0
Unamortized balance at end of period	$ 0.0	532.7	322.0	202.8	407.2
Accumulated effect of net unrealized (gains) losses		32.8	(21.7)	(3.4)	(21.0)
Balance at end of period		$ 565.5	$ 300.3	199.4	$ 386.2
Predecessor Company
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Unamortized balance at beginning of period	677.5			$ 688.1		$ 513.9
Deferral of acquisition costs	19.6					247.7
Adjustments for realized (gains) losses	(0.4)					6.0
Amortization — excluding unlocking	(8.4)					(86.4)
Amortization — impact of unlocking	(0.2)					(3.7)
Unamortized balance at end of period	688.1					677.5
Accumulated effect of net unrealized (gains) losses	(41.0)					(11.4)
Balance at end of period	$ 647.1					$ 666.1